Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended							24 Months Ended		36 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022 HKD ($)	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Composition of income tax (benefit)/expense
Current income tax expense | ¥	¥ 3,838		¥ 19,579	¥ 16,580
Deferred tax benefits	(24,803)	$ (3,596)	1,652	(21,364)
Income tax expenses/(benefits)	¥ (20,965)	$ (3,040)	¥ 21,231	¥ (4,784)
EIT rate for qualified enterprise in encouraged industries registered in the Hainan Free Trade Port ("HFTP") and engaged in substantive operations (in percent)	15.00%	15.00%
Hong Kong
Composition of income tax (benefit)/expense
Income tax rate							16.50%
Income tax rate up to assessable profits								8.25%
Threshold assessable profits | $								$ 2,000
Income tax rate over assessable profits								16.50%
China
Composition of income tax (benefit)/expense
Standard enterprise income tax rate	25.00%	25.00%									25.00%
Preferential tax rate	15.00%	15.00%		15.00%	15.00%	15.00%			0.00%		15.00%
Preferential tax period	3 years	3 years
China | Forecast
Composition of income tax (benefit)/expense
Preferential tax rate										12.50%